Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 3 - Mortgage Servicing Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2016 $ / Loan	Dec. 31, 2015 Loan $ / Loan	Dec. 31, 2014 Loan $ / Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan segregated, number of pools | Loan		14	14
Service costs assumed, per loan | $ / Loan	6.00	6.00	5.75
Average PSA assumed rate	217.00%	163.00%	184.00%
Discount rate	10.00%	11.00%	10.00%
100% PSA | First Month
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment rate	0.00%	0.00%
100% PSA | Between First Month and Month 30
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment rate increase, each month	0.20%	0.20%
100% PSA | Month 30
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment rate	6.00%	6.00%
100% PSA | Thereafter
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment rate	6.00%	6.00%